Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 1,202,834	$ 1,484,963	$ 3,220,473
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	2,210,000	2,351,000	2,390,912
Provision for allowance for losses on loans	2,935,000	6,845,000	5,225,000
Write down of other real estate	711,006	77,350
Impairment loss on investments			149,517
(Gain) loss on other investments	(96,969)	109,933	(146,979)
Accretion of held to maturity securities	(2,736)	(2,833)	(2,754)
Gain on liquidation, sales and calls of securities	(1,126,055)	(1,690,670)	(869,123)
(Gain) loss on sales of other real estate	180,390	86,850	(150,058)
Gain on death benefits from life insurance	(469,740)		0
Increase in cash surrender value of life insurance	(501,268)	(531,283)	(535,342)
Change in accrued interest receivable	594,189	1,354,322	798,015
Change in other assets	4,061,169	(1,322,873)	(3,582,781)
Change in other liabilities	95,700	1,084,581	2,975,089
Net cash provided by operating activities	9,793,520	9,846,340	9,471,969
Cash flows from investing activities:
Proceeds from maturities, sales and calls of available for sale securities	358,537,612	403,092,553	277,022,490
Investment in available for sale securities	(341,857,583)	(380,565,980)	(251,622,168)
Proceeds from maturities of held to maturity securities	488,728	1,289,920	195,000
Investment in Federal Home Loan Bank stock	(299,500)		(2,945,200)
Redemption of other investments	93,040
Redemption of Federal Home Loan Bank stock		2,734,700
Proceeds from sales of other real estate	1,921,026	1,328,000	3,108,801
Loans, net change	(27,179,675)	41,339,949	(10,192,895)
Acquisition of premises and equipment	(489,069)	(688,355)	(209,626)
Proceeds from death benefits from life insurance	804,883
Investment cash surrender value of life insurance	(79,125)	(91,941)	(92,294)
Net cash provided by (used in) investing activities	(8,059,663)	68,438,846	15,264,108
Cash flows from financing activities:
Demand and savings deposits, net change	990,738	(799,677)	(46,314,551)
Time deposits made, net change	(16,691,171)	14,237,763	6,540,444
Cash dividends	(924,646)	(1,081,857)	(2,614,119)
Retirement of common stock	(192,560)	(7,476)	(2,366,559)
Borrowings from Federal Home Loan Bank	500,974,555	775,907,492	377,346,745
Repayments to Federal Home Loan Bank	(490,608,003)	(837,220,928)	(310,013,979)
Federal funds purchased and securities sold under agreements to repurchase, net change	17,498,948	(34,328,858)	(52,178,354)
Net cash provided by (used in) financing activities	11,047,861	(83,293,541)	(29,600,373)
Net increase (decrease) in cash and cash equivalents	12,781,718	(5,008,355)	(4,864,296)
Cash and cash equivalents, beginning of year	24,146,939	29,155,294	34,019,590
Cash and cash equivalents, end of year	$ 36,928,657	$ 24,146,939	$ 29,155,294